Equity and Remuneration to Shareholders - Schedule of Equity Valuation Adjustments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity And Remuneration To Shareholders
Adjustments to actuarial liabilities - Employee benefits	R$ (2,072)	R$ (2,303)	R$ (2,762)
Deemed cost of PP&E	421	427	554
Others	3	2
Valuation adjustments	R$ (1,648)	R$ (1,874)	R$ (2,208)